Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	William Blair Funds
Entity Central Index Key	0000822632
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
William Blair Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class I
Trading Symbol	BGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class I	$ 99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.21% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 32.46% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 25.02%.
The Fund underperformed in the full year period, driven by a combination of stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. Concurrently, mega caps markedly outperformed other capitalization segments in the period. From a sector perspective, Energy positions New Fortress and Green Plains served as detractors. Other individual laggards included Five Below (Consumer Discretionary), UnitedHealth Group (Health Care), and Advanced Micro Devices (Information Technology). Not owning Broadcom (Information Technology), Meta Platforms (Communication Services) and Tesla (Consumer Discretionary) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), NVIDIA (Information Technology) and Doximity (Health Care). Our underweight to Apple (Information Technology) and not owning Adobe (Information Technology) also contributed positively to relative returns.
TOP PERFORMANCE CONTRIBUTORS

Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Five Below
, a U.S. retailer offering on-trend merchandise at extreme value price-points, underperformed as the company reported sales, margins and earnings that fell short of expectations. We liquidated our position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class I	22.21%	14.73%	13.75%
S&P 500 ® Index	25.02%	14.53%	13.10%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 249,916,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,891,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistic s
Fund net assets (in $000s)	$ 249,916
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$ 1,891
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the
in
vestment makeup of the Fund, representing percentage of t
h
e total net assets of the Fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%

William Blair Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class N
Trading Symbol	WBGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class N	$ 133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Perfo
r
mance
SUMMARY OF RESULTS
The Fund returned 21.81% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 32.46% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 25.02%.
The Fund underperformed in the full year period, driven by a combination of stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. Concurrently, mega caps markedly outperformed other capitalization segments in the period. From a sector perspective, Energy positions New Fortress and Green Plains served as detractors. Other individual laggards included Five Below (Consumer Discretionary), UnitedHealth Group (Health Care), and Advanced Micro Devices (Information Technology). Not owning Broadcom (Information Technology), Meta Platforms (Communication Services) and Tesla (Consumer Discretionary) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), NVIDIA (Information Technology) and Doximity (Health Care). Our underweight to Apple (Information Technology) and not owning Adobe (Information Technology) also contributed positively to relative returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Five Below
, a U.S. retailer offering on-trend merchandise at extreme value price-points, underperformed as the company reported sales, margins and earnings that fell short of expectations. We liquidated our position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class N	21.81%	14.40%	13.43%
S&P 500 ® Index	25.02%	14.53%	13.10%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 249,916,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,891,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statisti cs
Fund net assets (in $000s)	$ 249,916
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$ 1,891
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percen
t
age of the total net assets of the Fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%

William Blair Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class R6
Trading Symbol	BGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class R6	$ 94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.26% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 32.46% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 25.02%.
The Fund underperformed in the full year period, driven by a combination of stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. Concurrently, mega caps markedly outperformed other capitalization segments in the period. From a sector perspective, Energy positions New Fortress and Green Plains served as detractors. Other individual laggards included Five Below (Consumer Discretionary), UnitedHealth Group (Health Care), and Advanced Micro Devices (Information Technology). Not owning Broadcom (Information Technology), Meta Platforms (Communication Services) and Tesla (Consumer Discretionary) also detracted from relative performance. Our top individual contributors included Vital Farms (Consumer Staples), Pure Storage (Information Technology), NVIDIA (Information Technology) and Doximity (Health Care). Our underweight to Apple (Information Technology) and not owning Adobe (Information Technology) also contributed positively to relative returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Five Below
, a U.S. retailer offering on-trend merchandise at extreme value price-points, underperformed as the company reported sales, margins and earnings that fell short of expectations. We liquidated our position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Growth Fund Class R6	22.26%	14.80%	15.00%
S&P 500 ® Index	25.02%	14.53%	15.00%
Russell 3000 ® Growth Index	32.46%	18.25%	18.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 249,916,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,891,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistic s
Fund net assets (in $000s)	$ 249,916
Number of portfolio holdings	50
Net advisory fees paid (in $000s)	$ 1,891
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Microsoft Corp.	8.6%
Alphabet, Inc.	7.2%
Apple, Inc.	4.9%
NVIDIA Corp.	4.8%
ServiceNow, Inc.	3.8%
Advanced Micro Devices, Inc.	3.5%
Mastercard, Inc.	3.5%
Texas Instruments, Inc.	2.8%
UnitedHealth Group, Inc.	2.6%

William Blair Large Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class I
Trading Symbol	LCGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class I	$ 73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.08% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 33.36% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 24.51%.
The Fund lagged the return of the Russell 1000 Growth Index in the full year period, primarily driven by stock-specific dynamics. Communication Services, including our position in Alphabet and not owning Meta Platforms for a majority of the period, and Informa tio
n Technology, including our position in Accenture and not owning Broadcom for a majority of the period detracted from returns. Other detractors included Monster Beverage Corp. (Consumer Staples). Not owning Tesla (Consumer Discretionary) was also a headwind. The top contributors for the period included NVIDIA (Information Technology), Apollo Global Management (Financials), ServiceNow (Information Technology), Intuitive Surgical (Health Care), as well as our underweight to Apple (Information Technology). Not owning Adobe (Information Technology) and Merck & Co. (Health Care) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
Apollo Global Management
is a leading alternatives investment manager focused on credit, private equity, and real estate. The stock outperformed due to strong earnings and momentum in its asset management and insurance segments.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed due to a more
c
hallenging environment for discretionary IT services spending.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged due to slowing growth within the energy drink category.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class I	26.08%	15.97%	15.79%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 2,803,223,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,317,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,803,223
Number of portfolio holdings	33
Net advisory fees paid (in $000s)	$ 12,317
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%

William Blair Large Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class N
Trading Symbol	LCGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class N	$ 102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 25.79% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 33.36% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 24.51%.
The Fund lagged the return of the Russell 1000 Growth Index in the full year period, primarily driven by stock-specific dynamics. Communication Services, including our position in Alphabet and not owning Meta Platforms for a majority of the period, and Information Technology, including our position in Accenture and not owning Broadcom for a majority of the period detracted from returns. Other detractors included Monster Beverage Corp. (Consumer Staples). Not owning Tesla (Consumer Discretionary) was also a headwind. The top contributors for the period included NVIDIA (Inf
o
rmation Technology), Apollo Global Management (Financials), ServiceNow (Information Technology), Intuitive Surgical (Health Care), as well as our underweight to Apple (Information Technology). Not owning Adobe (Information Technology) and Merck & Co. (Health Care) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
Apollo Global Management
is a leading alternatives investment manager focused on credit, private equity, and real estate. The stock outperformed due to strong earnings and momentum in its asset management and insurance segments.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed due to a more challenging environment for discretionary IT services spending.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged due to slowing growth within the energy drink category.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class N	25.79%	15.69%	15.50%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 2,803,223,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,317,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,803,223
Number of portfolio holdings	33
Net advisory fees paid (in $000s)	$ 12,317
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%

William Blair Large Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	LCGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class R6	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.14% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 33.36% and outperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 24.51%.
The Fund lagged the return of the Russell 1000 Growth Index in the full year period, primarily driven by stock-specific dynamics. Communication Services, including our position in Alphabet and not owning Meta Platforms for a majority of the period, and Information Technology, including our position in Accenture and not owning Broadcom for a majority of the period detracted from returns. Other detractors included Monster Beverage Corp. (Consumer Staples). Not owning Tesla (Consumer Discretionary) was also a headwind. The top contributors for the period included NVIDIA (Information Technology), Apollo Global Management (Financials), ServiceNow (Information Technology), Intuitive Surgical (Health Care), as well as our underweight to Apple (Information Technology). Not owning Adobe (Information Technology) and Merck & Co. (Health Care) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems. The stock outperformed as continued demand for its datacenter GPU chips exceeded expectations.
Apollo Global Management
is a leading alternatives investment manager focused on credit, private equity, and real estate. The stock outperformed due to strong earnings and momentum in its asset management and insurance segments.
TOP PERFORMANCE DETRACTORS
Accenture
is a leading global professional services company. The stock underperformed due to a more challenging environment for discretionary IT services spending.
Monster Beverage
develops, markets, sells and distributes energy drinks. Shares lagged due to slowing growth within the energy drink category.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Large Cap Growth Fund Class R6	26.14%	16.04%	16.71%
Russell 1000® Index	24.51%	14.28%	14.69%
Russell 1000® Growth Index	33.36%	18.96%	19.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 2,803,223,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,317,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,803,223
Number of portfolio holdings	33
Net advisory fees paid (in $000s)	$ 12,317
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	9.5%
Apple, Inc.	9.0%
Meta Platforms, Inc.	6.5%
Mastercard, Inc.	4.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Intuit, Inc.	2.3%

William Blair Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Mid Cap Value Fund
Class Name	Class I
Trading Symbol	WVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class I	$ 79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.71% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 13.07% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector allocation due to the Fund’s underweight in the Health Care and Financials sectors. Despite negative performance, the Fund had positive stock selection in 5 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Consumer Staples, Utilities, and Health Care sectors.
TOP PERFORMANCE CONTRIBUTORS
KKR & Co.
is a leading global investment firm that manages capital across several alternative asset classes including private equity, credit, and real assets. KKR showed continued strength on the heels of the presidential election with elevated transaction volume expectations, as well as a positive outlook relating to capital raises.
Alaska Air Group
, through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Flex
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for aerospace and defense and other industrial end markets. Flex has positioned itself in enviable end markets, while maintaining strong operating margin and solid top-line revenue driven by strength in cloud, power, and medical devices.
TOP PERFORMANCE DETRACTORS
Brunswick
manufactures recreational marine products and provides outboard, stem-drive, inboard engines, as well as controls, rigging, and propellers. Despite strong operation of the business, continued consumer weakness and lower discretionary spend on recreational products has hurt Brunswick’s business segments. The company has also cited potential headwinds relating to tariffs concerning mainly China and Mexico.
Qorvo
designs, develops, manufacturers, and markets semiconductor solutions for connectivity and power applications. Qorvo has continued to struggle due to intensified Chinese competition within the smartphone end market, which has the potential to hinder the firm’s longer-term diversification strategy.
LKQ
provides alternative collision replacement parts, recycled engines, transmissions, replacement systems, components, and parts for the repair of automobiles and light-heavy duty trucks. Throughout 2024, LKQ has struggled due to delayed auto repairs, as well as an “overly complicated” portfolio.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class I	10.71%	5.57%
Russell 3000 ® Index	23.81%	13.25%
Russell Midcap ® Value Index	13.07%	6.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,757,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,757
Number of portfolio holdings	61
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Towers Watson PLC	2.1%
CRH PLC	2.0%
Regency Centers Corp.	2.0%
Genpact Ltd.	1.9%
PPL Corp.	1.9%
U.S. Foods Holding Corp.	1.9%
KKR & Co., Inc.	1.9%
Entergy Corp.	1.8%
Global Payments, Inc.	1.8%
NiSource, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Willis Towers Watson PLC	2.1%
CRH PLC	2.0%
Regency Centers Corp.	2.0%
Genpact Ltd.	1.9%
PPL Corp.	1.9%
U.S. Foods Holding Corp.	1.9%
KKR & Co., Inc.	1.9%
Entergy Corp.	1.8%
Global Payments, Inc.	1.8%
NiSource, Inc.	1.8%

William Blair Mid Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	WVMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class R6	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.77% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 13.07% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector allocation due to the Fund’s underweight in the Health Care and Financials sectors. Despite negative performance, the Fund had positive stock selection in 5 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Consumer Staples, Utilities, and Health Care sectors.
TOP PERFORMANCE CONTRIBUTORS
KKR & Co.
is a leading global investment firm that manages capital across several alternative asset classes including private equity, credit, and real assets. KKR showed continued strength on the heels of the presidential election with elevated transaction volume expectations, as well as a positive outlook relating to capital raises.
Alaska Air Group
, through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Flex
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for aerospace and defense and other industrial end markets. Flex has positioned itself in enviable end markets, while maintaining strong operating margin and solid top-line revenue driven by strength in cloud, power, and medical devices.
TOP PERFORMANCE DETRACTORS
Brunswick
manufactures recreational marine products and provides outboard, stem-drive, inboard engines, as well as controls, rigging, and propellers. Despite strong operation of the business, continued consumer weakness and lower discretionary spend on recreational products has hurt Brunswick’s business segments. The company has also cited potential headwinds relating to tariffs concerning mainly China and Mexico.
Qorvo
designs, develops, manufacturers, and markets semiconductor solutions for connectivity and power applications. Qorvo has continued to struggle due to intensified Chinese competition within the smartphone end market, which has the potential to hinder the firm’s longer-term diversification strategy.
LKQ
provides alternative collision replacement parts, recycled engines, transmissions, replacement systems, components, and parts for the repair of automobiles and light-heavy duty trucks. Throughout 2024, LKQ has struggled due to delayed auto repairs, as well as an “overly complicated” portfolio.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class R6	10.77%	5.62%
Russell 3000 ® Index	23.81%	13.25%
Russell Midcap ® Value Index	13.07%	6.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,757,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,757
Number of portfolio holdings	61
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Towers Watson PLC	2.1%
CRH PLC	2.0%
Regency Centers Corp.	2.0%
Genpact Ltd.	1.9%
PPL Corp.	1.9%
U.S. Foods Holding Corp.	1.9%
KKR & Co., Inc.	1.9%
Entergy Corp.	1.8%
Global Payments, Inc.	1.8%
NiSource, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Willis Towers Watson PLC	2.1%
CRH PLC	2.0%
Regency Centers Corp.	2.0%
Genpact Ltd.	1.9%
PPL Corp.	1.9%
U.S. Foods Holding Corp.	1.9%
KKR & Co., Inc.	1.9%
Entergy Corp.	1.8%
Global Payments, Inc.	1.8%
NiSource, Inc.	1.8%

William Blair Small-Mid Cap Core Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapCore Fund
Class Name	Class I
Trading Symbol	WBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class I	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.04% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2500
™
Index, which returned 12.00% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund performed approximately in line with the performance of the Russell 2500
TM
Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Financials, including our positions in Baldwin Insurance Group and Virtu Financial, and Materials, including our position in Sylvamo, contributed positively to relative returns. Other notable contributors included BWX Technologies (Industrials) and Doximity (Health Care). Our top individual detractors included New Fortress (Energy), Acadia Healthcare (Health Care), Neogen (Health Care) and National Vision (Consumer Discretionary). Stock selection in Real Estate, including our position in Americold Realty Trust, was also a detractor.
TOP PERFORMANCE CONTRIBUTORS
Baldwin Insurance
, an independent insurance agent/broker and managing general agent/underwriter, reported strong organic revenue growth earlier in the year.
BWX Technologies
is a manufacturer of propulsion systems for the U.S. Navy, benefited from strong financial results with revenue and earnings ahead of expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class I	12.04%	9.94%	10.84%
Russell 3000® Index	23.81%	13.86%	15.03%
Russell 2500™ Index	12.00%	8.77%	10.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 124,651,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,444,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 124,651
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 1,444
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing
percentage
of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.5%
SharkNinja, Inc.	2.2%
Western Alliance Bancorp	2.1%
Primo Brands Corporation	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
TransUnion	1.8%
Everest Group Ltd.	1.8%
ACV Auctions, Inc.	1.8%
Old National Bancorp	1.7%
Chemed Corp.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlyle Group, Inc.	2.5%
SharkNinja, Inc.	2.2%
Western Alliance Bancorp	2.1%
Primo Brands Corporation	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
TransUnion	1.8%
Everest Group Ltd.	1.8%
ACV Auctions, Inc.	1.8%
Old National Bancorp	1.7%
Chemed Corp.	1.7%

William Blair Small-Mid Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapCore Fund
Class Name	Class R6
Trading Symbol	WBCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class R6	$ 95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.16% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2500
™
Index, which returned 12.00% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund performed approximately in line with the performance of the Russell 2500
TM
Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Financials, including our positions in Baldwin Insurance Group and Virtu Financial, and Materials, including our position in Sylvamo, contributed positively to relative returns. Other notable contributors included BWX Technologies (Industrials) and Doximity (Health Care). Our top individual detractors included New Fortress (Energy), Acadia Healthcare (Health Care), Neogen (Health Care) and National Vision (Consumer Discretionary). Stock selection in Real Estate, including our position in Americold Realty Trust, was also a detractor.
TOP PERFORMANCE CONTRIBUTORS
Baldwin Insurance
, an independent insurance agent/broker and managing general agent/underwriter, reported strong organic revenue growth earlier in the year.
BWX Technologies
is a manufacturer of propulsion systems for the U.S. Navy, benefited from strong financial results with revenue and earnings ahead of expectations.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class R6	12.16%	9.99%	10.88%
Russell 3000® Index	23.81%	13.86%	15.03%
Russell 2500™ Index	12.00%	8.77%	10.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 124,651,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,444,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 124,651
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 1,444
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.5%
SharkNinja, Inc.	2.2%
Western Alliance Bancorp	2.1%
Primo Brands Corporation	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
TransUnion	1.8%
Everest Group Ltd.	1.8%
ACV Auctions, Inc.	1.8%
Old National Bancorp	1.7%
Chemed Corp.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlyle Group, Inc.	2.5%
SharkNinja, Inc.	2.2%
Western Alliance Bancorp	2.1%
Primo Brands Corporation	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
TransUnion	1.8%
Everest Group Ltd.	1.8%
ACV Auctions, Inc.	1.8%
Old National Bancorp	1.7%
Chemed Corp.	1.7%

William Blair Small-Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class I
Trading Symbol	WSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class I	$ 105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.51% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 13.90% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund lagged the return of the Russell 2500 Growth Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Energy, including our position in New Fortress, detracted from performance. Other notable detractors included Acadia Healthcare (Health Care), Evolent Health (Health Care), Neogen Corp (Health Care) and National Vision (Consumer Discretionary). Positive stock selection in Consumer Staples, including our positions in Freshpet and Primo Brands, added value during the period. Other top contributors included Doximity (Health Care), BWX Technologies (Industrials) and Insmed (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Freshpet
, a leading manufacturer of refrigerated fresh pet food, outperformed due to strong sales growth and market share gains.
Doximity
, the leading digital network for medical professionals in the United States, benefited from strong new product growth and favorable user engagement metrics.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG:) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class I	11.51%	7.81%	10.39%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2500 ™ Growth Index	13.90%	8.08%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,887,232,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 16,315,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,887,232
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 16,315
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%

William Blair Small-Mid Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class N
Trading Symbol	WSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class N	$ 131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.21% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 13.90% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund lagged the return of the Russell 2500 Growth Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Energy, including our position in New Fortress, detracted from performance. Other notable detractors included Acadia Healthcare (Health Care), Evolent Health (Health Care), Neogen Corp (Health Care) and National Vision (Consumer Discretionary). Positive stock selection in Consumer Staples, including our positions in Freshpet and Primo Brands, added value during the period. Other top contributors included Doximity (Health Care), BWX Technologies (Industrials) and Insmed (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Freshpet
, a leading manufacturer of refrigerated fresh pet food, outperformed due to strong sales growth and market share gains.
Doximity
, the leading digital network for medical professionals in the United States, benefited from strong new product growth and favorable user engagement metrics.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG:) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class N	11.21%	7.54%	10.11%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2500 ™ Growth Index	13.90%	8.08%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,887,232,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 16,315,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,887,232
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 16,315
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%

William Blair Small-Mid Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class R6
Trading Symbol	WSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class R6	$ 99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.54% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 13.90% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund lagged the return of the Russell 2500 Growth Index in the full year period, primarily driven by stock-specific dynamics. Stock selection in Energy, including our position in New Fortress, detracted from performance. Other notable detractors included Acadia Healthcare (Health Care), Evolent Health (Health Care), Neogen Corp (Health Care) and National Vision (Consumer Discretionary). Positive stock selection in Consumer Staples, including our positions in Freshpet and Primo Brands, added value during the period. Other top contributors included Doximity (Health Care), BWX Technologies (Industrials) and Insmed (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Freshpet
, a leading manufacturer of refrigerated fresh pet food, outperformed due to strong sales growth and market share gains.
Doximity
, the leading digital network for medical professionals in the United States, benefited from strong new product growth and favorable user engagement metrics.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG:) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Growth Fund Class R6	11.54%	7.86%	8.40%
Russell 3000 ® Index	23.81%	13.86%	14.26%
Russell 2500 ™ Growth Index	13.90%	8.08%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,887,232,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 16,315,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,887,232
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 16,315
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlyle Group, Inc.	2.3%
Primo Brands Corporation	2.3%
e.l.f. Beauty, Inc.	2.1%
Doximity, Inc.	2.1%
Dynatrace, Inc.	2.0%
Talen Energy Corporation	2.0%
Confluent, Inc.	2.0%
SharkNinja, Inc.	2.0%
Bright Horizons Family Solutions, Inc.	1.8%
Chemed Corp.	1.8%

William Blair Small-Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapValue Fund
Class Name	Class I
Trading Symbol	ISMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class I	$ 87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.39% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 10.98% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection
due to the Fund’s relative underperformance in the Consumer Discretionary, Information Technology, and Financials sectors. Despite negative performance, the Fund had positive sector allocation in
8 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Alaska Air Group
through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Armstrong World Industries
is the leading provider of suspended ceiling tile and grid systems in North America, operating in the mineral fiber and architectural specialties segments. The company has had continued strength in volumes and average unit value contribution due to pricing power within its mineral fiber business.
TOP PERFORMANCE DETRACTORS
QuidelOrtho
is a diagnostics company with offerings across various setting including labs, transfusion medicine, point of care, and molecular diagnostics. The company has struggled due to questions surrounding its ability to maintain growth, as well as the future of its respiratory business post pandemic.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Acadia Healthcare
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia’s primary headwind pertains to a large payout of its portion of a settlement concerning one of the company’s New Mexico based facilities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class I	5.39%	8.72%
Russell 3000® Index	23.81%	25.39%
Russell 2500® Value Index	10.98%	16.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 3,350,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 3,350
Number of portfolio holdings	87
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	1.4%
Genpact Ltd.	1.4%
Columbia Banking System, Inc.	1.4%
Silgan Holdings, Inc.	1.4%
U.S. Foods Holding Corp.	1.4%
Labcorp Holdings, Inc.	1.4%
Tecnoglass, Inc.	1.4%
Air Lease Corp.	1.4%
Avnet, Inc.	1.4%
Maximus, Inc.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlyle Group, Inc.	1.4%
Genpact Ltd.	1.4%
Columbia Banking System, Inc.	1.4%
Silgan Holdings, Inc.	1.4%
U.S. Foods Holding Corp.	1.4%
Labcorp Holdings, Inc.	1.4%
Tecnoglass, Inc.	1.4%
Air Lease Corp.	1.4%
Avnet, Inc.	1.4%
Maximus, Inc.	1.4%

William Blair Small-Mid Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapValue Fund
Class Name	Class R6
Trading Symbol	RSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class R6	$ 82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.37% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 10.98% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection due to the Fund’s relative underperformance in the Consumer Discretionary, Information Technology, and Financials sectors. Despite negative performance, the Fund had positive sector allocation in
8 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Alaska Air Group
through its subsidiaries, provides air services to passengers in multiple destinations, as well as freight and mail services. The company’s healthy balance sheet, margin improvement, and positive synergies from the successful acquisition of Hawaiian Airlines have contributed to the stock’s outperformance during the period.
Armstrong World Industries
is the leading provider of suspended ceiling tile and grid systems in North America, operating in the mineral fiber and architectural specialties segments. The company has had continued strength in volumes and average unit value contribution due to pricing power within its mineral fiber business.
TOP PERFORMANCE DETRACTORS
QuidelOrtho
is a diagnostics company with offerings across various setting including labs, transfusion medicine, point of care, and molecular diagnostics. The company has struggled due to questions surrounding its ability to maintain growth, as well as the future of its respiratory business post pandemic.
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Acadia Healthcare
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia’s primary headwind pertains to a large payout of its portion of a settlement concerning one of the company’s New Mexico based facilities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class R6	5.37%	8.74%
Russell 3000® Index	23.81%	25.39%
Russell 2500® Value Index	10.98%	16.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 3,350,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 3,350
Number of portfolio holdings	87
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Carlyle Group, Inc.	1.4%
Genpact Ltd.	1.4%
Columbia Banking System, Inc.	1.4%
Silgan Holdings, Inc.	1.4%
U.S. Foods Holding Corp.	1.4%
Labcorp Holdings, Inc.	1.4%
Tecnoglass, Inc.	1.4%
Air Lease Corp.	1.4%
Avnet, Inc.	1.4%
Maximus, Inc.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlyle Group, Inc.	1.4%
Genpact Ltd.	1.4%
Columbia Banking System, Inc.	1.4%
Silgan Holdings, Inc.	1.4%
U.S. Foods Holding Corp.	1.4%
Labcorp Holdings, Inc.	1.4%
Tecnoglass, Inc.	1.4%
Air Lease Corp.	1.4%
Avnet, Inc.	1.4%
Maximus, Inc.	1.4%

William Blair Small Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class I
Trading Symbol	WBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class I	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.36% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 15.15% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund outperformed the return of the Russell 2000 Growth Index in the full year period, primarily driven by stock-specific dynamics.

The top contributors to performance included Vital Farms (Consumer Staples), Insmed (Health Care), Doximity (Health Care), United States Lime & Minerals (Materials) and Vertex (Information Technology).

Stock selection in multiple sectors, including Health Care and Information Technology, also benefited performance. The top detractors during the period included New Fortress Energy (Energy), Acadia Healthcare (Health Care), Weatherford International (Energy) and Orion S.A. (Materials).

Stock selection in Industrials, including our position in Shoals Technologies Group, also detracted from returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing. We believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital Farms further builds out its farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases.

The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results which benefited the stock.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class I	19.36%	11.38%	11.57%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 917,371,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 6,841,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 917,371
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 6,841
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing percentage of the total net assets
of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%

William Blair Small Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class N
Trading Symbol	WBSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class N	$ 136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.07% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 15.15% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund outperformed the return of the Russell 2000 Growth Index in the full year period, primarily driven by stock-specific dynamics.

The top contributors to performance included Vital Farms (Consumer Staples), Insmed (Health Care), Doximity (Health Care), United States Lime & Minerals (Materials) and Vertex (Information Technology).

Stock selection in multiple sectors, including Health Care and Information Technology, also benefited performance. The top detractors during the period included New Fortress Energy (Energy), Acadia Healthcare (Health Care), Weatherford International (Energy) and Orion S.A. (Materials).

Stock selection in Industrials, including our position in Shoals Technologies Group, also detracted from returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing. We believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital Farms further builds out its farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases.

The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results which benefited the stock.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class N	19.07%	11.10%	11.29%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 917,371,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 6,841,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 917,371
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 6,841
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%

William Blair Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	WBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class R6	$ 103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.41% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000
®
Growth Index, which returned 15.15% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund outperformed the return of the Russell 2000 Growth Index in the full year period, primarily driven by stock-specific dynamics.

The top contributors to performance included Vital Farms (Consumer Staples), Insmed (Health Care), Doximity (Health Care), United States Lime & Minerals (Materials) and Vertex (Information Technology).

Stock selection in multiple sectors, including Health Care and Information Technology, also benefited performance. The top detractors during the period included New Fortress Energy (Energy), Acadia Healthcare (Health Care), Weatherford International (Energy) and Orion S.A. (Materials).

Stock selection in Industrials, including our position in Shoals Technologies Group, also detracted from returns.
TOP PERFORMANCE CONTRIBUTORS
Vital Farms
, the leader in the U.S. pasture-raised egg market, outperformed on strong sales growth driven by a combination of volume and pricing. We believe Vital Farms will be a significant beneficiary as the broader egg industry evolves to cage-free production and Vital Farms further builds out its farmer network.
Insmed
is a commercial stage biopharmaceutical company focusing on rare/orphan diseases.

The company announced positive results from its ASPEN Phase 3 study of brensocatib in non-cystic fibrosis bronchiectasis that demonstrated strong results which benefited the stock.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (“LNG”) assets and related infrastructure. Shares declined due to the delayed launch of its first FLNG (Fast LNG) project and the delayed receipt of a sizeable contract payment related to emergency power assets in Puerto Rico.
Acadia Healthcare
, a behavioral health company, received several government inquiries regarding patient admissions, length of stay, and billing practices, creating an overhang on both the stock and patient referrals during the quarter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small Cap Growth Fund Class R6	19.41%	11.45%	10.56%
Russell 3000 ® Index	23.81%	13.86%	14.26%
Russell 2000 ® Growth Index	15.15%	6.86%	7.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 917,371,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 6,841,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 917,371
Number of portfolio holdings	89
Net advisory fees paid (in $000s)	$ 6,841
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc.	2.6%
Doximity, Inc.	1.9%
ACV Auctions, Inc.	1.9%
Mercury Systems, Inc.	1.7%
Brink's Co.	1.7%
Vericel Corp.	1.7%
FirstService Corp.	1.7%
Balchem Corp.	1.6%
FTAI Aviation Ltd.	1.6%
Planet Fitness, Inc.	1.5%

William Blair Small Cap value fund - class I
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class I
Trading Symbol	ICSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Value Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class I	$ 91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.44% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 8.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive sector allocation in 7 of the 11 Global Industry Classification Standard economic sectors during the period. Positive sector allocation was especially additive to relative performance due to an underweight in the Health Care sector and an overweight position to the Information Technology sector.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in its Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
is a heavy civil construction and transportation contractor, which services both the public and private sectors. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Orion
supplies chemical products and offers carbon black for coatings, printing inks, polymers, rubber, and other applications, as well as for state-of-the-art lithium batteries for electric vehicles. Smaller capitalized materials companies, especially those with E.V. exposure, like Orion, have been under increased pressure in 2024.
Janus International Group
is a leading manufacturer and installer of steel doors, building structures, and hardware for self-storage industry as well and other commercial warehouses. Elevated interest rates have contributed to poor performance for those exposed to self-storage due to lower level of new homes purchased.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Value Fund Class I	3.44%	6.29%	7.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,351,736,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 9,678,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,351,736
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$ 9,678
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%

William Blair Small Cap value fund - class N
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class N
Trading Symbol	WBVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Value Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class N	$ 117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.21% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 8.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The
Fund’s
underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive sector allocation in 7 of the 11 Global Industry Classification Standard economic sectors during the period. Positive sector allocation was especially additive to relative performance due to an underweight in the Health Care sector and an overweight position to the Information Technology sector.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in its Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
is a heavy civil construction and transportation contractor, which services both the public and private sectors. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Orion
supplies chemical products and offers carbon black for coatings, printing inks, polymers, rubber, and other applications, as well as for state-of-the-art lithium batteries for electric vehicles. Smaller capitalized materials companies, especially those with E.V. exposure, like Orion, have been under increased pressure in 2024.
Janus International Group
is a leading manufacturer and installer of steel doors, building structures, and hardware for self-storage industry as well and other commercial warehouses. Elevated interest rates have contributed to poor performance for those exposed to self-storage due to lower level of new homes purchased.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class N	3.21%	2.76%
Russell 3000 ® Index	23.81%	9.71%
Russell 2000 ® Value Index	8.05%	3.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,351,736,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 9,678,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,351,736
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$ 9,678
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%

William Blair Small Cap Value Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class R6
Trading Symbol	WBVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class R6	$ 80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.56% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 8.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 23.81%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Consumer Discretionary, Materials, and Industrials sectors. Despite negative performance, the Fund had positive sector allocation in 7 of the 11 Global Industry Classification Standard economic sectors during the period. Positive sector allocation was especially additive to relative performance due to an underweight in the Health Care sector and an overweight position to the Information Technology sector.
TOP PERFORMANCE CONTRIBUTORS
Tecnoglass
is a low-cost manufacturer, distributor, and installer of architectural glass and windows used in residential and commercial applications with a focus on hurricane-related windows. Tecnoglass has benefited from both its geographic expansion, as well as a ramp up in capacity within its high margin, vinyl business.
Tower Semiconductor
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefitted from the growing success in its Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Granite Construction
is a heavy civil construction and transportation contractor, which services both the public and private sectors. Granite has benefitted from tailwinds related to increased infrastructure spend, as well as “at-risk” projects finally rolling off.
TOP PERFORMANCE DETRACTORS
Bloomin’ Brands
owns and operates a chain of casual dining restaurants. Weak traffic and same store sales growth continue to be headwinds for the company.
Orion
supplies chemical products and offers carbon black for coatings, printing inks, polymers, rubber, and other applications, as well as for state-of-the-art lithium batteries for electric vehicles. Smaller capitalized materials companies, especially those with E.V. exposure, like Orion, have been under increased pressure in 2024.
Janus International Group
is a leading manufacturer and installer of steel doors, building structures, and hardware for self-storage industry as well and other commercial warehouses. Elevated interest rates have contributed to poor performance for those exposed to self-storage due to lower level of new homes purchased.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class R6	3.56%	3.12%
Russell 3000® Index	23.81%	9.71%
Russell 2000® Value Index	8.05%	3.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,351,736,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 9,678,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,351,736
Number of portfolio holdings	110
Net advisory fees paid (in $000s)	$ 9,678
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables
below
show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tower Semiconductor Ltd.	1.5%
Ameris Bancorp	1.4%
Texas Capital Bancshares, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
Taylor Morrison Home Corp.	1.4%
Gulfport Energy Corp.	1.3%
John Wiley & Sons, Inc.	1.3%
Old National Bancorp	1.3%
Knowles Corp.	1.3%
La-Z-Boy, Inc.	1.2%

William Blair Global Leaders Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class I
Trading Symbol	WGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Global Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class I	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.71% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed
its benchmark, the MSCI
All
Country World IMI (net), which returned 16.37%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the Fund's benchmark was driven by stock selection across sectors and in the United States. Selections in Information Technology (“IT”), Industrials, and Health Care were the primary detractors. While the overweight to IT was additive, negative selection was driven by a net underweight position in NVIDIA as it was purchased midyear and the omission of Apple. Within Industrials, Old Dominion Freight Line and Atlas Copco were the primary detractors, while Icon weighed on Health Care returns.
TOP PERFORMANCE DETRACTORS
NVIDIA
’s performance was strong during the period. While competition will increase on the hardware side of the equation, we believe the moat provided by the software and integration aspects has created a durable competitive advantage and ecosystem enabling its customers to innovate. The underperformance is driven by timing as we did not hold NVIDIA early in the year.
Within Industrials, both
Old Dominion Freight Line
(“ODFL”) and
Atlas Copco
have been plagued by a delayed upcycle. ODFL is the second-largest less-than-truckload freight carrier in the U.S. The stock was down on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations in the near term. Atlas Copco’s stock underperformed on soft demand given weakness in construction and autos and a mixed economic backdrop across regions for the industrial business. This was partially offset by a continuation of the positive trend in the semiconductor-related business.
Negative stock selection in Health Care was driven by exposure to
Icon
. Icon’s stock underperformed on weaker-than-expected fundamental results driving a significant downgrade to forward earnings power.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples, and stock selection in Communication Services and emerging markets. Within Communication Services, positions in
Meta Platforms
and
Alphabet
were among
the
top 10 contributors for the year. Meta outperformed on strong fundamental results throughout the year and an increase in multiples with other U.S. technology leaders. Alphabet, the parent company of Google, also outperformed within the U.S. technology complex.
In Consumer Staples, relative outperformance was driven by an underweight to an underperforming sector and exposure to
Walmart
. Walmart’s stock appreciated in the period on positive fundamental results, including broad-based execution in retail, e-commerce, and advertising.
Within emerging markets, relative performance was partially offset by a meaningful position in
Taiwan Semiconductor Manufacturing Company
(“TSMC”). TSMC’s stock strengthened on strong fundamental performance and as cutting-edge technology companies globally outperformed on expectations for artificial intelligence to drive long-term demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class I	7.71%	7.60%	9.03%
MSCI All Country World IMI (net)	16.37%	9.67%	9.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 54,177,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 493,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 54,177
Number of portfolio holdings	69
Net advisory fees paid (in $000s)	$ 493
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.

Material Fund Change Strategies [Text Block]	Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.
Updated Prospectus Phone Number	1-800-742-7272
Updated Prospectus Web Address	www.williamblairfunds.com/literature/forms
William Blair Global Leaders Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class N
Trading Symbol	WGGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Global Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class N	$ 119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.47% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI
All
Country World IMI (net), which returned 16.37%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the Fund's benchmark was driven by stock selection across sectors and in the United States. Selections in Information Technology (“IT”), Industrials, and Health Care were the primary detractors. While the overweight to IT was additive, negative selection was driven by a net underweight position in NVIDIA as it was purchased midyear and the omission of Apple. Within Industrials, Old Dominion Freight Line and Atlas Copco were the primary detractors, while Icon weighed on Health Care returns.
TOP PERFORMANCE DETRACTORS
NVIDIA
’s performance was strong during the period. While competition will increase on the hardware side of the equation, we believe the moat provided by the software and integration aspects has created a durable competitive advantage and ecosystem enabling its customers to innovate. The underperformance is driven by timing as we did not hold NVIDIA early in the year.
Within Industrials, both
Old Dominion Freight Line
(“ODFL”) and
Atlas Copco
have been plagued by a delayed upcycle. ODFL is the second-largest less-than-truckload freight carrier in the U.S. The stock was down on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations in the near term. Atlas Copco’s stock underperformed on soft demand given weakness in construction and autos and a mixed economic backdrop across regions for the industrial business. This was partially offset by a continuation of the positive trend in the semiconductor-related business.
Negative stock selection in Health Care was driven by exposure to
Icon
. Icon’s stock underperformed on weaker-than-expected fundamental results driving a significant downgrade to forward earnings power.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples, and stock selection in Communication Services and emerging markets. Within Communication Services, positions in
Meta Platforms
and
Alphabet
were among
the
top 10 contributors for the year. Meta outperformed on strong fundamental results throughout the year and an increase in multiples with other U.S. technology leaders. Alphabet, the parent company of Google, also outperformed within the U.S. technology complex.
In Consumer Staples, relative outperformance was driven by an underweight to an underperforming sector and exposure to
Walmart
. Walmart’s stock appreciated in the period on positive fundamental results, including broad-based execution in retail, e-commerce, and advertising.
Within emerging markets, relative performance was partially offset by a meaningful position in
Taiwan Semiconductor Manufacturing Company
(“TSMC”). TSMC’s stock strengthened on strong fundamental performance and as cutting-edge technology companies globally outperformed on expectations for artificial intelligence to drive long-term demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class N	7.47%	7.34%	8.74%
MSCI All Country World IMI (net)	16.37%	9.67%	9.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 54,177,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 493,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 54,177
Number of portfolio holdings	69
Net advisory fees paid (in $000s)	$ 493
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.

Material Fund Change Strategies [Text Block]	Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.
Updated Prospectus Phone Number	1-800-742-7272
Updated Prospectus Web Address	www.williamblairfunds.com/literature/forms
William Blair Global Leaders Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class R6
Trading Symbol	BGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Global Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class R6	$ 88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.78% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI A ll
Country World IMI (net), which returned 16.37%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the Fund's benchmark was driven by stock selection across sectors and in the United States. Selections in Information Technology (“IT”), Industrials, and Health Care were the primary detractors. While the overweight to IT was additive, negative selection was driven by a net underweight position in NVIDIA as it was purchased midyear and the omission of Apple. Within Industrials, Old Dominion Freight Line and Atlas Copco were the primary detractors, while Icon weighed on Health Care returns.
TOP PERFORMANCE DETRACTORS
NVIDIA
’s performance was strong during the period. While competition will increase on the hardware side of the equation, we believe the moat provided by the software and integration aspects has created a durable competitive advantage and ecosystem enabling its customers to innovate. The underperformance is driven by timing as we did not hold NVIDIA early in the year.
Within Industrials, both
Old Dominion Freight Line
(“ODFL”) and
Atlas Copco
have been plagued by a delayed upcycle. ODFL is the second-largest less-than-truckload freight carrier in the U.S. The stock was down on disappointing near-term operations as trucking volumes failed to point to a recovery in market conditions and lowered growth expectations in the near term. Atlas Copco’s stock underperformed on soft demand given weakness in construction and autos and a mixed economic backdrop across regions for the industrial business. This was partially offset by a continuation of the positive trend in the semiconductor-related business.
Negative stock selection in Health Care was driven by exposure to
Icon
. Icon’s stock underperformed on weaker-than-expected fundamental results driving a significant downgrade to forward earnings power.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting underperformance was a combination of sector allocation driven by an overweight to IT and underweight to Consumer Staples, and stock selection in Communication Services and emerging markets. Within Communication Services, positions in
Meta Platforms
and
Alphabet
were among
the
top 10 contributors for the year. Meta outperformed on strong fundamental results throughout the year and an increase in multiples with other U.S. technology leaders. Alphabet, the parent company of Google, also outperformed within the U.S. technology complex.
In Consumer Staples, relative outperformance was driven by an underweight to an underperforming sector and exposure to
Walmart
. Walmart’s stock appreciated in the period on positive fundamental results, including broad-based execution in retail, e-commerce, and advertising.
Within emerging markets, relative performance was partially offset by a meaningful position in
Taiwan Semiconductor Manufacturing Company
(“TSMC”). TSMC’s stock strengthened on strong fundamental performance and as cutting-edge technology companies globally outperformed on expectations for artificial intelligence to drive long-term demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class R6	7.78%	7.66%	9.09%
MSCI All Country World IMI (net)	16.37%	9.67%	9.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 54,177,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 493,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 54,177
Number of portfolio holdings	69
Net advisory fees paid (in $000s)	$ 493
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Mastercard, Inc.	3.2%
Meta Platforms, Inc.	3.0%
Compass Group PLC	2.1%
Hermes International SCA	2.1%
Broadcom, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.

Material Fund Change Strategies [Text Block]	Effective September 9, 2024, the Fund's principal investment strategies were revised to provide that the Fund’s investments in companies located outside the United States may be lower than 40% of the Fund’s assets if deemed appropriate by the Fund’s investment adviser, but such investments may not be lower than 30% of the Fund’s assets. In addition, the restriction on investing more than 65% of the Fund’s equity holdings in securities of issuers in any one country at any given time was eliminated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect will be available by May 1, 2025 at
www.williamblairfunds.com/literature/forms
or upon request by contacting us at 1-800-742-7272.
Updated Prospectus Phone Number	1-800-742-7272
Updated Prospectus Web Address	www.williamblairfunds.com/literature/forms
William Blair International Leaders Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class I
Trading Symbol	WILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class I	$ 90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.50% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. This was partially offset by an underweight to Financials. Selection effect was negative primarily within Industrials, IT, and Financials. On a regional view, allocation effect was negative due to an underweight to China and overweight in Europe. Selection effect was negative primarily in Europ
e
and Japan, though this was partially offset by positive selection in Latin America.
TOP PERFORMANCE DETRACTORS
The largest contributor to negative performance came from Financials and is due to a combination of the underweight to the sector, specifically underweight to banks and selection within banks. The industry did particularly well due to fewer rate cuts than initially anticipated and a better economic environment than anticipated. Additionally, the strategy was negatively impacted by its position in
Itau Unibanco
, a high-quality, diversified Brazilian bank.
Selection within Industrials was also negative and driven in part by positions in
Vinci
,
Kingsp
a
n
, and
Atlas Copco
. Vinci is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock has been negatively impacted by French politics during the year.
Kingspan has developed a differentiated technology within the building materials industry that may continue to gain market share globally given the strong value proposition it offers customers. The stock underperformed in the fourth quarter after forward guidance called for the company’s full year 2024 to be “broadly inline” with 2023, after previously guiding for growth.
Atlas Copco manufactures industrial equipment for ind
u
strial use
s
uch as air compressors, industrial vacuums, pumps, generators, and power tools. Recent results have been unfavorable given softness in construction and sluggish industrial activity.
Within IT, the strategy benefited from being overweight semiconductors, but selection within semiconductors was negative due in part to positions in
Lasertec
and
Infineon
. Lasertec is a leading photomask inspection systems supplier with a focus of semiconductor-related products. The position was exited during the third quarter given governance concerns.
Infineon specializes in automotive semiconductors and the
r
ece
n
t pullback is related to decelerating auto demand, albeit from unprecedentedly high levels.
TOP PERFORMANCE CONTRIBUTORS
Partially offsetting this was strong performance from
Taiwan Semiconductor Manufacturing Company
(“TSMC”). As the world’s semiconductor foundry, TSMC is benefiting from the current cyclical and structural upcycle in semiconductors. Throughout the year, earnings have consistently come in above expectations and artificial intelligence demand continues to accelerate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class I	-0.50%	2.35%	6.10%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,160,666,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 8,632,000
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000 s )	$ 1,160,666
Number of portfolio holdings	66
Net advisory fees paid (in $000s)	$ 8,632
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percenta ge
of the total net assets of the Fu
nd
.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%

William Blair International Leaders Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class N
Trading Symbol	WILNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class N	$ 115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.76% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. This was partially offset by an underweight to Financials. Selection effect was negative primarily within Industrials, IT, and Financials. On a regional view, allocatio
n
effect was negative due to an underweight to China and overweight in Europe. Selection effect was negative primarily in Europe and Japan, though this was partially offset by positive selection in Latin America.
TOP PERFORMANCE DETRACTORS
The largest contributor to negative performance came from Financials and is due to a combination of the underweight to the sector, specifically underweight to banks and selection within banks. The industry did particularly well due to fewer rate cuts than initially anticipated and a better economic environment than anticipated. Additionally, the strategy was negatively impacted by its position in
Itau Unibanco
, a high-quality, diversified Brazilian bank.
Selection within Industrials was also negative and driven in part by positions in
Vinci
,
Kingspan
, and
Atlas Copco
. Vinci is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock has been negatively impacted by French politics during the year.
Kingspan has developed a differentiated technology within the building materials industry that may continue to gain market share globally given the strong value proposition it offers customers. The stock underperformed in the fourth quarter after forward guidance called for the company’s full year 2024 to be “broadly inline” with 2023, after previously guiding for growth.
Atlas Copco manufactures industrial equipme
n
t for industrial use such as air compressors, industrial vacuums, pumps, generators, and power tools. Recent results have been unfavorable given softness in construction and sluggish industrial activity.
Within IT, the strategy benefited from being overweight semi
c
onductors, but selection within semiconductors was negative due in part to positions in
Lasertec
and
Infineon
. Lasertec is a leading photomask inspection systems supplier with a focus of semiconductor-related products. The position was exited during the third qua rt
er given governance concerns.
Infineon specializes in automotive semiconductors and the recent pullback is related to decelerating auto demand, albeit from unprecedentedly high levels.
TOP PERFORMANCE CONTRIBUTORS
Partially offsett
in
g this was strong performance from
Taiwan Semiconductor Manufacturing Company
(“TSMC”). As the world’s semiconductor foundry, TSMC is benefiting from the current cyclical and structural upcycle in semiconductors. Throughout the year, earnings have consistently come in above expectations and artificial intelligence demand continues to accelerate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class N	-0.76%	2.10%	5.85%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,160,666,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 8,632,000
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund S ta tistics
Fund net assets (in $000s)	$ 1,160,666
Number of portfolio holdings	66
Net advisory fees paid (in $000s)	$ 8,632
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%
Sector Allocation
Geogra
p
hic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%

William Blair International Leaders Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class R6
Trading Symbol	WILJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class R6	$ 85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -0.51% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. This was partially offset by an underweight to Financials. Selection effect was negative primarily within Industrials, IT, and Financials. On a regional view, allocation effect was negative due to an underweight to China and overweight in Europe. Selection effect was negative primarily in Europe and Japan, though this was partially offset by positive selection in Latin America.
Selection within Industrials was also negative and driven in part by positions in
Vinci
,
Kingspan
, and
Atlas Copco
. Vinci is a French infrastructure company that operates motorways, airports, renewables, and networks with operations in over 100 countries. The stock has been negatively impacted by French politics during the year.
Kingspan has developed a differentiated technology within the building materials industry that may continue to gain market share globally given the strong value proposition it offers customers. The stock underperformed in the fourth quarter after forward guidance called for the company’s full year 2024 to be “broadly inline” with 2023, after previously guiding for growth.
Atlas Copco manufactures industrial equipment for industrial use such as air compressors, industrial vacuums, pumps, generators, and power tools. Recent results have been unfavorable given softness in construction and sluggish industrial activity.
Within IT, the strategy benefited from being overweight semiconductors, but selection within semiconductors was negative due in part to positions in
Lasertec
and
Infineon
. Lasertec is a leading photomask inspection systems supplier with a focus of semiconductor-related products. The position was exited during the third quarter given governance concerns.
Infineon specializes in automotive semiconductors and the recent pullback is related to decelerating auto demand, albeit from unprecedentedly high levels.
TOP PERFORMANCE CONTRIBUTORS
Partially offsetting this was strong performance from
Taiwan Semiconductor Manufacturing Company
(“TSMC”). As the world’s semiconductor foundry, TSMC is benefiting from the current cyclical and structural upcycle in semiconductors. Throughout the year, earnings have consistently come in above expectations and artificial intelligence demand continues to accelerate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class R6	-0.51%	2.40%	6.18%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,160,666,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 8,632,000
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,160,666
Number of portfolio holdings	66
Net advisory fees paid (in $000s)	$ 8,632
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net
assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
SAP SE	2.6%
MediaTek, Inc.	2.3%
Schneider Electric SE	2.2%
Industria de Diseno Textil SA	2.2%
London Stock Exchange Group PLC	2.1%
Constellation Software, Inc.	2.1%
Compass Group PLC	2.0%
Sandoz Group AG	2.0%
Intact Financial Corp.	2.0%

William Blair International Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class I
Trading Symbol	BIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class I	$ 100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.38% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel season.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class I	2.38%	4.03%	5.15%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,363,132,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 12,152,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statist ics
Fund net assets (in $000s)	$ 1,363,132
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 12,152
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%

William Blair International Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class N
Trading Symbol	WBIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class N	$ 125	1.24%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.11% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel season.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class N	2.11%	3.75%	4.85%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,363,132,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 12,152,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,363,132
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 12,152
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%

William Blair International Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class R6
Trading Symbol	WBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class R6	$ 95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.43% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel season.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
International Growth Fund Class R6	2.43%	4.10%	5.65%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,363,132,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 12,152,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,363,132
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 12,152
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.0%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%

William Blair Institutional International Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	William Blair InstitutionalInternational Growth Fund
Class Name	Institutional Class
Trading Symbol	WBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Institutional International Growth Fund Institutional Class (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Institutional International Growth Fund	$ 95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.41% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 5.23%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was driven by stock selection on both a sector and regional view. From a sector perspective, allocation effect was positive due to underweight exposures to Materials and Consumer Staples and overweight exposures to Information Technology (“IT”) and Industrials. Selection effect was negative primarily within Industrials and IT, partially offset by positive selection within Consumer Discretionary. On a regional view, allocation effect was negative due to an underweight to China and overweight to Europe. Selection effect was negative primarily in Europe and Canada.
TOP PERFORMANCE DETRACTORS
Within Industrials, negative selection came primarily from
Ryanair
,
SMC Corp
, and
Spirax Group
. Ryanair is a discount airline in Europe, offering low-cost flights primarily catering to leisure travelers. The stock was weak in the middle of the year as the weaker economic environment in Europe impacted pricing during peak travel seas on
.
SMC Corp is solely focused on the factory automation market and is a dominant global player in the pneumatic control segment. The cyclical recovery in industrial production has been pushed out later than initially anticipated, but datapoints confirm that capex has inflected, albeit at a slower pace than previous cycles.
Spirax Group is the global leader in steam applications including the steam trap, which separates steam from water, as well as boiler controls, pressure controls, flow meters, temperature controls and safety valves. The stock has underperformed given the delay in the cyclical recovery of industrial production.
Selection within IT was negative for the year primarily driven by
Lasertec
and
Dassault Systemes
. Lasertec is a leading photomask inspection systems supplier with a focus on semiconductor-related products. The position was exited during the third quarter given governance concerns.
Dassault is a software company specializing in manufacturing and engineering design, with clients in aerospace and defense, transportation, industrial equipment and automation, and healthcare and life sciences. The stock has underperformed this year as revenue and earnings guidance by the company has been recalibrated lower.
TOP PERFORMANCE CONTRIBUTORS
Selection in Consumer Discretionary was positive led by
Dollarama
. Dollarama is a Canadian dollar store that has continued to benefit from trade-down. Same-store-sales-growth has been moderating from highs as expected, but margins and earnings exceeded expectations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional International Growth Fund	2.41%	4.16%	5.28%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 897,044,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 8,484,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 897,044
Number of portfolio holdings	187
Net advisory fees paid (in $000s)	$ 8,484
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.1%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	2.1%
SAP SE	1.7%
3i Group PLC	1.6%
London Stock Exchange Group PLC	1.3%
Hermes International SCA	1.3%
Lonza Group AG	1.2%
DSV AS	1.2%
Bank Central Asia Tbk. PT	1.2%
MTU Aero Engines AG	1.2%

William Blair International Small Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class I
Trading Symbol	WISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class I	$ 110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.80% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 3.36% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.23%.
Underperformance has been driven by weaker stock selection within Japanese Industrials and Information Technology (“IT”) sectors, and an overweight to Mexico. Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have underperformed more recently by wage inflation and a significant weakening in the yen.
TOP PERFORMANCE DETRACTORS
Within Industrials,
SMS Co Ltd.
and
TechnoPro
were the primary detractors. SMS Co Ltd. has been challenged by costs related to a tight labor supply and weaker demand following a strong start to hiring early in the year and was exited in the period. TechnoPro’s stock underperformed early in the year despite stable fundamental results, as management had not increased its guidance on earnings calls. While demand has been strong, staffing turnover has been high and led to an increase in recruiting costs.
IT’s weaker stock selection was primarily due to
Shift
. Shift’s share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer due to changes in customer needs, such as inquiries for larger projects.
Additionally in IT,
Siltronic
was a key detractor from performance. Siltronic has seen some weakness for demand in 2024, primarily as a result of elevated customer inventories, coupled with lack of order visibility
TOP PERFORMANCE CONTRIBUTORS
IT underperformance was partially offset by a position in
Technology One
. Technology One’s stock appreciated on solid fundamental results as its customer base slowly transitions to digital.
Also offsetting underperformance was positive stock selection within Developed Asia and Europe as well as the Health Care and Communication Services sectors. Relative performance in Health Care was anchored by
Pro Medicus
. In addition to solid results earlier this year, Pro Medicus has continued to announce major long-term client wins as hospitals shift imaging from on-premises solutions to cloud-based options.
Communication services positive stock selection was driven by positions in
Trustpilot Group
and
CTS Eventim
. Trustpilot outperformed throughout the year on a series of earnings announcements exceeding market expectations and management’s continued increases of growth guidance. CTS Eventim’s share price advanced throughout the first three quarters on strong fundamental results, as demand for live events has remained strong post-COVID.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class I	0.80%	1.52%	4.33%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
MSCI All Country World ex-U.S. Small Cap Index (net)	3.36%	4.30%	5.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 160,700,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,746,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 160,700
Number of portfolio holdings	114
Net advisory fees paid (in $000s)	$ 1,746
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%

William Blair International Small Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class N
Trading Symbol	WISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class N	$ 135	1.35%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.55% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 3.36% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.23%.
Underperformance has been driven by weaker stock selection within Japanese Industrials and
Information
Technology (“IT”) sectors, and an overweight to Mexico. Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have underperformed more recently by wage inflation and a significant weakening in the yen.
TOP PERFORMANCE DETRACTORS
Within Industrials,
SMS Co Ltd.
and
TechnoPro
were the primary detractors. SMS Co Ltd. has been challenged by costs related to a tight labor supply and weaker demand following a strong start to hiring early in the year and was exited in the period. TechnoPro’s stock underperformed early in the year despite stable fundamental results, as management had not increased its guidance on earnings calls. While demand has been strong, staffing turnover has been high and led to an increase in recruiting costs.
IT’s weaker stock selection was primarily due to
Shift
. Shift’s share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer due to changes in customer needs, such as inquiries for larger projects.
Additionally in IT,
Siltronic
was a key detractor from performance. Siltronic has seen some weakness for demand in 2024, primarily as a result of elevated customer inventories, coupled with lack of order visibility
TOP PERFORMANCE CONTRIBUTORS
IT underperformance was partially offset by a position in
Technology One
. Technology One’s stock appreciated on solid fundamental results as its customer base slowly transitions to digital.
Also offsetting underperformance was positive stock selection within Developed Asia and Europe as well as the Health Care and Communication Services sectors. Relative performance in Health Care was anchored by
Pro Medicus
. In addition to solid results earlier this year, Pro Medicus has continued to announce major long-term client wins as hospitals shift imaging from on-premises solutions to cloud-based options.
Communication services positive stock selection was driven by positions in
Trustpilot Group
and
CTS Eventim
. Trustpilot outperformed throughout the year on a series of earnings announcements exceeding market expectations and management’s continued increases of growth guidance. CTS Eventim’s share price advanced throughout the first three quarters on strong fundamental results, as demand for live events has remained strong post-COVID.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class N	0.55%	1.26%	4.05%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
MSCI All Country World ex-U.S. Small Cap Index (net)	3.36%	4.30%	5.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 160,700,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,746,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 160,700
Number of portfolio holdings	114
Net advisory fees paid (in $000s)	$ 1,746
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%

William Blair International Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class R6
Trading Symbol	WIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class R6	$ 105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.86% (net of fees) for the 12 months ended
December
31, 2024. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 3.36% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 5.23%.
Underperformance has been driven by weaker stock selection within Japanese Industrials and Information Technology (“IT”) sectors, and an overweight to Mexico. Japan positioning and stock selection has hampered relative performance, particularly our exposure to domestic-oriented, higher-value, human-capital-intensive business models. These companies have underperformed more recently by wage inflation and a significant weakening in the yen.
TOP PERFORMANCE DETRACTORS
Within Industrials,
SMS Co Ltd.
and
TechnoPro
were the primary detractors. SMS Co Ltd. has been challenged by costs related to a tight labor supply and weaker demand following a strong start to hiring early in the year and was exited in the period. TechnoPro’s stock underperformed early in the year despite stable fundamental results, as management had not increased its guidance on earnings calls. While demand has been strong, staffing turnover has been high and led to an increase in recruiting costs.
IT’s weaker stock selection was primarily due to
Shift
. Shift’s share price declined on softer results, mainly attributable to declines in revenue and utilization per engineer due to changes in customer needs, such as inquiries for larger projects.
Additionally in IT,
Siltronic
was a key detractor from performance. Siltronic has seen some weakness for demand in 2024, primarily as a result of elevated customer inventories, coupled with lack of order visibility
TOP PERFORMANCE CONTRIBUTORS
IT underperformance was partially offset by a position in
Technology One
. Technology One’s stock appreciated on solid fundamental results as its customer base slowly transitions to digital.
Also offsetting underperformance was positive stock selection within Developed Asia and Europe as well as the Health Care and Communication Services sectors. Relative performance in Health Care was anchored by
Pro Medicus
. In addition to solid results earlier this year, Pro Medicus has continued to announce major long-term client wins as hospitals shift imaging from on-premises solutions to cloud-based options.
Communication services positive stock selection was driven by positions in
Trustpilot Group
and
CTS Eventim
. Trustpilot outperformed throughout the year on a series of earnings announcements exceeding market expectations and management’s continued increases of growth guidance. CTS Eventim’s share price advanced throughout the first three quarters on strong fundamental results, as demand for live events has remained strong post-COVID.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class R6	0.86%	1.60%	4.42%
MSCI All Country World ex-U.S. IMI (net)	5.23%	4.12%	4.91%
MSCI All Country World ex-U.S. Small Cap Index (net)	3.36%	4.30%	5.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 160,700,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,746,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 160,700
Number of portfolio holdings	114
Net advisory fees paid (in $000s)	$ 1,746
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Pro Medicus Ltd.	3.3%
Technology One Ltd.	2.6%
Rakuten Bank Ltd.	2.0%
Diploma PLC	2.0%
Trustpilot Group PLC	2.0%
North West Co., Inc.	1.8%
Lifco AB	1.7%
Beazley PLC	1.7%
Lotes Co. Ltd.	1.6%
BayCurrent Consulting, Inc.	1.6%

William Blair Emerging Markets Leaders Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class I
Trading Symbol	WBELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class I	$ 102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.86% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed
its benchmark, the MSCI Emerging Markets Index (net), which returned 7.50%. The Fund's benchmark is also a broad measure of market performance.
The slight underperformance against the benchmark during the year was driven by a combination of an overweight to Latin America and stock selection within the Financials, Information Technology (“IT”), and Consumer Staples sectors. Within Financials, BTG Pactual and HDFC Bank were notable detractors to relative results, while Samsung, Raia Drogasil, and WalMart de Mexico were meaningful detractors in the IT and Consumer Staples sectors.
TOP PERFORMANCE DETRACTORS
HDFC Bank
’s stock was down meaningfully in the first quarter of 2024 as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
BTG Pactual
’s stock traded down on a combination of macroeconomic concerns in Brazil and poor performance of the real. The position was exited in favor of more attractive opportunities.
Within IT, strong performance from the semiconductor space including a meaningful position in
Taiwan Semiconductor Manufacturing Company
was negated by IT services holdings and hardware positioning including
Samsung Technology
. The share prices were down across the IT hardware space in the third quarter after a sell-side report highlighted concerns over excess supply of memory chips.
The overweight to Latin America, including positions in
Raia Drogasil
and
WalMart de Mexico
(“WalMex”), detracted from the Fund’s returns. Raia Drogasil, which owns and operates a chain of pharmacies in Brazil, was negatively impacted by consumer weakness in Brazil.

WalMex’s stock traded down midyear on pressure around the U.S. presidential election and concerns of reforms that may be less business friendly as well as impacts from an antitrust case related to WalMex’s power in negotiating with suppliers.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting these effects was positive sector allocation led by an overweight to IT and specifically semiconductors, and an underweight to Materials, as well as stock selection within the Consumer Discretionary and Industrials sectors.
Within Consumer Discretionary, Chinese positions initiated in 2024 including
Trip.com
and
Meituan
were the largest positive contributors to performance. Trip.com grew earnings more than expected in the fourth quarter on a combination of resilient pricing in hotels and continued strength in outbound and international travel. Meituan’s stock benefited from the late third quarter policy announcements and underperformed in the fourth quarter.

Fundamental results have been strong, including revenue and profit exceeding expectations, and its strong management of losses in new initiatives is thesis-confirming.
Positive stock selection in Industrials was driven by positions in
Contemporary Amperex Technology Company
(“CATL”) and
Sungrow Power Supply
. CATL has managed to deliver solid results, with margins holding up well due to continued market share gains across the global and domestic electric vehicle market and lower raw material costs. Sungrow’s stock appreciated meaningfully since its purchase earlier in the year on strong demand and a steady increase of revenue and profit expectations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class I	5.86%	-0.34%	2.57%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 164,701,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,633,000
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 164,701
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$ 1,633
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%

William Blair Emerging Markets Leaders Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class N
Trading Symbol	WELNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class N	$ 128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.69% (net of fees) for the 12 months ended December 31, 2024. The
Fund
underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 7.50%. The Fund's benchmark is also a broad measure of market performance.
The slight underperformance against the benchmark during the year was driven by a combination of an overweight to Latin America and stock selection within the Financials, Information Technology (“IT”), and Consumer Staples sectors. Within Financials, BTG Pactual and HDFC Bank were notable detractors to relative results, while Samsung, Raia Drogasil, and WalMart de Mexico were meaningful detractors in the IT and Consumer Staples sectors.
TOP PERFORMANCE DETRACTORS
HDFC Bank
’s stock was down meaningfully in the first quarter of 2024 as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
BTG Pactual
’s stock traded down on a combination of macroeconomic concerns in Brazil and poor performance of the real. The position was exited in favor of more attractive opportunities.
Within IT, strong performance from the semiconductor space including a meaningful position in
Taiwan Semiconductor Manufacturing Company
was negated by IT services holdings and hardware positioning including
Samsung Technology
. The share prices were down across the IT hardware space in the third quarter after a sell-side report highlighted concerns over excess supply of memory chips.
The overweight to Latin America, including positions in
Raia Drogasil
and
WalMart de Mexico
(“WalMex”), detracted from the Fund’s returns. Raia Drogasil, which owns and operates a chain of pharmacies in Brazil, was negatively impacted by consumer weakness in Brazil.

WalMex’s stock traded down midyear on pressure around the U.S. presidential election and concerns of reforms that may be less business friendly as well as impacts from an antitrust case related to WalMex’s power in negotiating with suppliers.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting these effects was positive sector allocation led by an overweight to IT and specifically semiconductors, and an underweight to Materials, as well as stock selection within the Consumer Discretionary and Industrials sectors.
Within Consumer Discretionary, Chinese positions initiated in 2024 including
Trip.com
and
Meituan
were the largest positive contributors to performance. Trip.com grew earnings more than expected in the fourth quarter on a combination of resilient pricing in hotels and continued strength in outbound and international travel. Meituan’s stock benefited from the late third quarter policy announcements and underperformed in the fourth quarter.

Fundamental results have been strong, including revenue and profit exceeding expectations, and its strong management of losses in new initiatives is thesis-confirming.
Positive stock selection in Industrials was driven by positions in
Contemporary Amperex Technology Company
(“CATL”) and
Sungrow Power Supply
. CATL has managed to deliver solid results, with margins holding up well due to continued market share gains across the global and domestic electric vehicle market and lower raw material costs. Sungrow’s stock appreciated meaningfully since its purchase earlier in the year on strong demand and a steady increase of revenue and profit expectations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class N	5.69%	-0.59%	2.30%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 164,701,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,633,000
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 164,701
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$ 1,633
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%

William Blair Emerging Markets Leaders Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class R6
Trading Symbol	WELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class R6	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.92% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed
its benchmark, the MSCI Emerging Markets Index (net), which returned 7.50%. The Fund's benchmark is also a broad measure of market performance.
The slight underperformance against the benchmark during the year was driven by a combination of an overweight to Latin America and stock selection within the Financials, Information Technology (“IT”), and Consumer Staples sectors. Within Financials, BTG Pactual and HDFC Bank were notable detractors to relative results, while Samsung, Raia Drogasil, and WalMart de Mexico were meaningful detractors in the IT and Consumer Staples sectors.
TOP PERFORMANCE DETRACTORS
HDFC Bank
’s stock was down meaningfully in the first quarter of 2024 as the first earnings release following the long-expected merger with HDFC Ltd. showed delays in executing on the synergies of the merger.
BTG Pactual
’s stock traded down on a combination of macroeconomic concerns in Brazil and poor performance of the real. The position was exited in favor of more attractive opportunities.
Within IT, strong performance from the semiconductor space including a meaningful position in
Taiwan Semiconductor Manufacturing Company
was negated by IT services holdings and hardware positioning including
Samsung Technology
. The share prices were down across the IT hardware space in the third quarter after a sell-side report highlighted concerns over excess supply of memory chips.
The overweight to Latin America, including positions in
Raia Drogasil
and
WalMart de Mexico
(“WalMex”), detracted from the Fund’s returns. Raia Drogasil, which owns and operates a chain of pharmacies in Brazil, was negatively impacted by consumer weakness in Brazil.

WalMex’s stock traded down midyear on pressure around the U.S. presidential election and concerns of reforms that may be less business friendly as well as impacts from an antitrust case related to WalMex’s power in negotiating with suppliers.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting these effects was positive sector allocation led by an overweight to IT and specifically semiconductors, and an underweight to Materials, as well as stock selection within the Consumer Discretionary and Industrials sectors.
Within Consumer Discretionary, Chinese positions initiated in 2024 including
Trip.com
and
Meituan
were the largest positive contributors to performance. Trip.com grew earnings more than expected in the fourth quarter on a combination of resilient pricing in hotels and continued strength in outbound and international travel. Meituan’s stock benefited from the late third quarter policy announcements and underperformed in the fourth quarter.

Fundamental results have been strong, including revenue and profit exceeding expectations, and its strong management of losses in new initiatives is thesis-confirming.
Positive stock selection in Industrials was driven by positions in
Contemporary Amperex Technology Company
(“CATL”) and
Sungrow Power Supply
. CATL has managed to deliver solid results, with margins holding up well due to continued market share gains across the global and domestic electric vehicle market and lower raw material costs. Sungrow’s stock appreciated meaningfully since its purchase earlier in the year on strong demand and a steady increase of revenue and profit expectations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class R6	5.92%	-0.30%	2.62%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 164,701,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,633,000
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 164,701
Number of portfolio holdings	64
Net advisory fees paid (in $000s)	$ 1,633
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
make
up of the Fund, representing
percentage
of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd.	4.0%
MediaTek, Inc.	3.0%
Kotak Mahindra Bank Ltd.	2.5%
Meituan	2.5%
Bank Central Asia Tbk. PT	2.3%
SK Hynix, Inc.	2.2%
Contemporary Amperex Technology Co. Ltd.	2.1%
Delta Electronics, Inc.	2.0%

William Blair Emerging Markets Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class I
Trading Symbol	WBEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class I	$ 104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.62% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.09%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark

year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Consumer Discretionary and Industrials sectors. Furthermore, the Materials underweighting was a notable contributor to the positive allocation effect
TOP PERFORMANCE CONTRIBUTORS
Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnerships, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results. Industrials performance was bolstered by
HD Hyundai Electric Co Ltd
, a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook driven by exports into the North American and Middle East markets.
TOP PERFORMANCE DETRACTORS
Partly offsetting these positive effects was negative stock selection within Financials, dragged down by
AIA Group
,
Bank Rakyat Indonesia Persero Tbk PT
and
HDFC Bank
. AIA Group has been dragged down by poor sentiment and the macroeconomic environment in China. Bank Rakyat Persero’s performance was hampered by increased credit costs and deteriorated loan growth and net interest margin. The increased tighter liquidity conditions and higher rate environment further weighed on the stock. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC Ltd. and slowing deposit growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class I	10.62%	3.44%	4.42%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 880,034,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 6,602,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 880,034
Number of portfolio holdings	132
Net advisory fees paid (in $000s)	$ 6,602
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%

William Blair Emerging Markets Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class N
Trading Symbol	WBENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class N	$ 130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.40% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.09%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark

year-to-date was driven by a combination of stock selection and allocation
effects. Stock selection was particularly strong within the Consumer Discretionary and Industrials sectors. Furthermore, the Materials underweighting was a notable contributor to the positive allocation effect
TOP PERFORMANCE CONTRIBUTORS
Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnerships, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results. Industrials performance was bolstered by
HD Hyundai Electric Co Ltd
, a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook driven by exports into the North American and Middle East markets.
TOP PERFORMANCE DETRACTORS
Partly offsetting these positive effects was negative stock selection within Financials, dragged down by
AIA Group
,
Bank Rakyat Indonesia Persero Tbk PT
and
HDFC Bank
. AIA Group has been dragged down by poor sentiment and the macroeconomic environment in China. Bank Rakyat Persero’s performance was hampered by increased credit costs and deteriorated loan growth and net interest margin. The increased tighter liquidity conditions and higher rate environment further weighed on the stock. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC Ltd. and slowing deposit growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class N	10.40%	3.20%	4.16%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 880,034,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 6,602,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 880,034
Number of portfolio holdings	132
Net advisory fees paid (in $000s)	$ 6,602
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%

Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%

William Blair Emerging Markets Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class R6
Trading Symbol	BIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class R6	$ 99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.71% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 7.09%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark

year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Consumer Discretionary and Industrials sectors. Furthermore, the Materials underweighting was a notable contributor to the positive allocation effect
TOP PERFORMANCE CONTRIBUTORS
Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s
robust
performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnerships, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results. Industrials performance was bolstered by
HD Hyundai Electric Co Ltd
, a manufacturer of pow
er tra
nsformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook driven by exports into the North American and Middle East markets.
TOP PERFORMANCE DETRACTORS
Partly offsetting these positive effects was negative stock selection within Financials, dragged down by
AIA Group
,
Bank Rakyat Indonesia Persero Tbk PT
and
HDFC Bank
. AIA Group has been dragged down by poor sentiment and the macroeconomic environment in China. Bank Rakyat Persero’s performance was hampered by increased credit costs and deteriorated loan growth and net interest margin. The increased tighter liquidity conditions and higher rate environment further weighed on the stock. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC Ltd. and slowing deposit growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class R6	10.71%	3.52%	4.50%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 880,034,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 6,602,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 880,034
Number of portfolio holdings	132
Net advisory fees paid (in $000s)	$ 6,602
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total ne
t asset
s of
the Fu
nd.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.7%
Trip.com Group Ltd.	3.6%
Meituan	3.3%
SK Hynix, Inc.	2.5%
Bank Central Asia Tbk. PT	2.5%
MercadoLibre, Inc.	2.3%
Sea Ltd.	1.8%
Xiaomi Corporation	1.7%
ICICI Bank Ltd.	1.5%

William Blair Emerging Markets ex China Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	William Blair Emerging Marketsex China Growth Fund
Class Name	Class I
Trading Symbol	WXCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class I	$ 106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.49% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 3.70%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Industrials, Consumer Discretionary, and Information Technology (“IT”) sectors. Furthermore, the Materials sector underweighting and the IT sector

overweighting were notable contributors to the positive allocation effect.
TOP PERFORMANCE CONTRIBUTORS
Industrials performance was bolstered by
Hd Hyundai Electric Co Ltd
("HDHE"), a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets. Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results.
Taiwan Semiconductor Manufacturing Company
bolstered IT performance. The stock rallied in 2024 as the company delivered record revenues and profits amid strong demand for advanced semiconductor technologies fueled by the boom in artificial intelligence applications and high-performance computing.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Financials coupled with Mexico, Brazil, and Indonesia overweighting.
HDFC Bank
and
Bank Rakyat Indonesia
hampered relative results within Financials. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC and slowing deposit growth. Bank Rakyat underperformed due to credit costs pressure, modest loan growth versus industry average and asset quality challenges, particularly in the micro-loan segment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class I	13.49%	12.53%
MSCI Emerging Markets ex-China IMI (net)	3.70%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 35,472,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 35,472
Number of portfolio holdings	118
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.5%
SK Hynix, Inc.	2.5%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Bank Central Asia Tbk. PT	1.8%
Sea Ltd.	1.6%
Emaar Properties PJSC	1.5%
Dixon Technologies India Ltd.	1.5%
Trent Ltd.	1.4%
Indian Hotels Co. Ltd.	1.4%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.5%
SK Hynix, Inc.	2.5%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Bank Central Asia Tbk. PT	1.8%
Sea Ltd.	1.6%
Emaar Properties PJSC	1.5%
Dixon Technologies India Ltd.	1.5%
Trent Ltd.	1.4%
Indian Hotels Co. Ltd.	1.4%

William Blair Emerging Markets ex China Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging Marketsex China Growth Fund
Class Name	Class R6
Trading Symbol	WXCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class R6	$ 100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.56% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 3.70%. The Fund's benchmark is also a broad measure of market performance.
Outperformance versus the benchmark year-to-date was driven by a combination of stock selection and allocation effects. Stock selection was particularly strong within the Industrials, Consumer Discretionary, and Information Technology (“IT”) sectors. Furthermore, the Materials sector underweighting and the IT sector

overweighting were notable contributors to the positive allocation effect.
TOP PERFORMANCE CONTRIBUTORS
Industrials performance was bolstered by
Hd Hyundai Electric Co Ltd
("HDHE"), a manufacturer of power transformers and equipment. The stock accelerated on the back of the company’s strong results and growth outlook, driven by exports into the North American and Middle East markets. Within Consumer Discretionary,
Dixon Technologies India
and
Trent
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and strategic and operational leverage. Trent is one of India’s leading fashion and consumer goods retailers with a high-quality product offering, low-cost proposition, and broad range. The stock outperformed on the back of strong fundamental results.
Taiwan Semiconductor Manufacturing Company
bolstered IT performance. The stock rallied in 2024 as the company delivered record revenues and profits amid strong demand for advanced semiconductor technologies fueled by the boom in artificial intelligence applications and high-performance computing.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Financials coupled with Mexico, Brazil, and Indonesia overweighting.
HDFC Bank
and
Bank Rakyat Indonesia
hampered relative results within Financials. HDFC Bank is one of the high-quality banking franchises in India. The stock weakened as HDFC Bank continued to experience challenges related to the merger with HDFC and slowing deposit growth. Bank Rakyat underperformed due to credit costs pressure, modest loan growth versus industry average and asset quality challenges, particularly in the micro-loan segment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class R6	13.56%	12.61%
MSCI Emerging Markets ex-China IMI (net)	3.70%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 35,472,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 35,472
Number of portfolio holdings	118
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.5%
SK Hynix, Inc.	2.5%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Bank Central Asia Tbk. PT	1.8%
Sea Ltd.	1.6%
Emaar Properties PJSC	1.5%
Dixon Technologies India Ltd.	1.5%
Trent Ltd.	1.4%
Indian Hotels Co. Ltd.	1.4%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.5%
SK Hynix, Inc.	2.5%
MediaTek, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Bank Central Asia Tbk. PT	1.8%
Sea Ltd.	1.6%
Emaar Properties PJSC	1.5%
Dixon Technologies India Ltd.	1.5%
Trent Ltd.	1.4%
Indian Hotels Co. Ltd.	1.4%

William Blair Emerging Markets Small Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class I
Trading Symbol	BESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class I	$ 120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.37% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 4.79% and outperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 7.09%.
Outperformance versus the benchmark

year-to-date was primarily driven by positive stock
selection
effect within Consumer Discretionary, Industrials and Financials.
TOP PERFORMANCE CONTRIBUTORS
Within Industrials, electrical equipment companies, in particular
HD Hyundai Electric Co Ltd
(“HDHE”) and
ABB India
, drove the relative outperformance. Within Consumer Discretionary,
Dixon Technologies India
and
Pop Mart International Group
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and improved operational efficiency. Pop Mart is a leading Chinese company specializing in the design, production, and sale of collectible art toys. The stock rallied as operating performance continued to accelerate driven by China online and Southeast Asia sales as the company’s efforts to expand its product offering continued to fuel consumer demand. Within Industrials, electrical equipment companies, in particular HDHE, the Korean manufacturer of power transformers and equipment, drove the relative outperformance. The stock’s outperformance in 2024 was driven by strong revenue growth and enhanced profitability.
Banco Macro
bolstered Financials performance. The stock rallied in 2024 on the back of robust loan growth due to increased demand and stable inflation.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Health Care and Information Technology (“IT”). Within Health Care, the lack of exposure to biotechnology and life science tools industries detracted from relative performance. In addition,
Oncoclinicas do Brasil Servicos Medicos
, the largest private oncology treatment provider in Brazil, also hampered sector results. The stock de-rated on the back of the company’s weaker-than-expected fundamental performance. Within IT, stock selection within semiconductors hurt relative performance, as did
GDS Holdings
and
Elite Materials
. GDS Holdings is a premier developer and operator of high-performance data centers in China, with a strong focus on a wholesale-centric business model.

The company provides a range of services with a significant presence in major tier-1 cities. Despite delivering robust third quarter results, the stock corrected due to investor concerns about increased China capital expenditures and monthly service revenue declines. Elite Materials, a manufacturer of copper clad laminates, weakened as the company experienced margin pressure from higher raw material prices and increased competition.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class I	8.37%	7.90%	5.42%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
MSCI Emerging Markets Small Cap Index (net)	4.79%	8.56%	5.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 398,093,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 3,439,000
Investment Company, Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 398,093
Number of portfolio holdings	122
Net advisory fees paid (in $000s)	$ 3,439
Portfolio turnover rate	188%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%

William Blair Emerging Markets Small Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class N
Trading Symbol	WESNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class N	$ 146	1.40%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.09% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 4.79% and outperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 7.09%.
Outperformance versus the benchmark

year-to-date was primarily driven by positive stock selection effect within Consumer Discretionary, Industrials and Financials.
TOP PERFORMANCE CONTRIBUTORS
Within Industrials, electrical equipment companies, in particular
HD Hyundai Electric Co Ltd
(“HDHE”) and
ABB India
, drove the relative outperformance. Within Consumer Discretionary,
Dixon Technologies India
and
Pop Mart International Group
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and improved operational efficiency. Pop Mart is a leading Chinese company specializing in the design, production, and sale of collectible art toys. The stock rallied as operating performance continued to accelerate driven by China online and Southeast Asia sales as the company’s efforts to expand its product offering continued to fuel consumer demand. Within Industrials, electrical equipment companies, in particular HDHE, the Korean manufacturer of power transformers and equipment, drove the relative outperformance. The stock’s outperformance in 2024 was driven by strong revenue growth and enhanced profitability.
Banco Macro
bolstered Financials performance. The stock rallied in 2024 on the back of robust loan growth due to increased demand and stable inflation.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Health Care and Information Technology (“IT”). Within Health Care, the lack of exposure to biotechnology and life science tools industries detracted from relative performance. In addition,
Oncoclinicas do Brasil Servicos Medicos
, the largest private oncology treatment provider in Brazil, also hampered sector results. The stock de-rated on the back of the company’s weaker-than-expected fundamental performance. Within IT, stock selection within semiconductors hurt relative performance, as did
GDS Holdings
and
Elite Materials
. GDS Holdings is a premier developer and operator of high-performance data centers in China, with a strong focus on a wholesale-centric business model.

The company provides a range of services with a significant presence in major tier-1 cities. Despite delivering robust third quarter results, the stock corrected due to investor concerns about increased China capital expenditures and monthly service revenue declines. Elite Materials, a manufacturer of copper clad laminates, weakened as the company experienced margin pressure from higher raw material prices and increased competition.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class N	8.09%	7.62%	5.13%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
MSCI Emerging Markets Small Cap Index (net)	4.79%	8.56%	5.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 398,093,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 3,439,000
Investment Company, Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 398,093
Number of portfolio holdings	122
Net advisory fees paid (in $000s)	$ 3,439
Portfolio turnover rate	188%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%

William Blair Emerging Markets Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class R6
Trading Symbol	WESJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class R6	$ 115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.39% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 4.79% and outperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 7.09%.
Outperformance versus the benchmark

year-to-date was primarily driven by positive stock selection effect within Consumer Discretionary, Industrials and Financials.
TOP PERFORMANCE CONTRIBUTORS
Within Industrials, electrical equipment companies, in particular
HD Hyundai Electric Co Ltd
(“HDHE”) and
ABB India
, drove the relative outperformance. Within Consumer Discretionary,
Dixon Technologies India
and
Pop Mart International Group
led the sector outperformance. Dixon Technologies India’s robust performance in 2024 was underpinned by the company’s increased presence in smartphones through strategic partnership, expansion into various electronics manufacturing sectors, and improved operational efficiency. Pop Mart is a leading Chinese company specializing in the design, production, and sale of collectible art toys. The stock rallied as operating performance continued to accelerate driven by China online and Southeast Asia sales as the company’s efforts to expand its product offering continued to fuel consumer demand. Within Industrials, electrical equipment companies, in particular HDHE, the Korean manufacturer of power transformers and equipment, drove the relative outperformance. The stock’s outperformance in 2024 was driven by strong revenue growth and enhanced profitability.
Banco Macro
bolstered Financials performance. The stock rallied in 2024 on the back of robust loan growth due to increased demand and stable inflation.
TOP PERFORMANCE DETRACTORS
Partially offsetting these positive effects was negative stock selection within Health Care and Information Technology (“IT”). Within Health Care, the lack of exposure to biotechnology and life science tools industries detracted from relative performance. In addition,
Oncoclinicas do Brasil Servicos Medicos
, the largest private oncology treatment provider in Brazil, also hampered sector results. The stock de-rated on the back of the company’s weaker-than-expected fundamental performance. Within IT, stock selection within semiconductors hurt relative performance, as did
GDS Holdings
and
Elite Materials
. GDS Holdings is a premier developer and operator of high-performance data centers in China, with a strong focus on a wholesale-centric business model.

The company provides a range of services with a significant presence in major tier-1 cities. Despite delivering robust third quarter results, the stock corrected due to investor concerns about increased China capital expenditures and monthly service revenue declines. Elite Materials, a manufacturer of copper clad laminates, weakened as the company experienced margin pressure from higher raw material prices and increased competition.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class R6	8.39%	7.95%	5.48%
MSCI Emerging Markets IMI (net)	7.09%	2.51%	3.90%
MSCI Emerging Markets Small Cap Index (net)	4.79%	8.56%	5.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 398,093,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 3,439,000
Investment Company, Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 398,093
Number of portfolio holdings	122
Net advisory fees paid (in $000s)	$ 3,439
Portfolio turnover rate	188%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Banco Macro SA	2.5%
Dixon Technologies India Ltd.	2.3%
Emaar Development PJSC	2.2%
Gamuda Bhd.	1.9%
Eastroc Beverage Group Co. Ltd.	1.8%
Bank Syariah Indonesia Tbk. PT	1.7%
Salik Co. PJSC	1.6%
Kaynes Technology India Ltd.	1.6%
Central Depository Services India Ltd.	1.6%
BBB Foods, Inc.	1.5%

William Blair China Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	William Blair China Growth Fund
Class Name	Class I
Trading Symbol	WICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair China Growth Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class I	$ 104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.34% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 16.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was primarily driven by an underweight allocation and stock selection within Financials, coupled with negative stock selection within Information Technology (“IT”).
TOP PERFORMANCE DETRACTORS
Within Financials,
AIA Group
was the largest detractor from performance. The company declined during the period following a spike in share prices late in the third quarter based on China’s monetary policy easing and the hopes for fiscal stimulus that has yet to meaningfully materialize.
Within IT,
Silergy
was a primary detractor from performance. Silergy is a multinational semiconductor company that specializes in designing and manufacturing power management integrated circuits. The stock’s performance was volatile during the period, with an initial surge in stock price in the beginning of the quarter on news of stimulus measures; however, the stock price ultimately fell despite solid earnings results during the quarter.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting the detractors from performance was the portfolio’s sector positioning, led by an underweight to Materials and stock selection within Consumer Staples, led by
Eastroc Beverage Group
.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class I	10.34%	-16.82%
MSCI China All Shares Index (net)	16.38%	-7.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 1,728,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,728
Number of portfolio holdings	45
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	13.4%
Kweichow Moutai Co. Ltd.	5.0%
Meituan	4.5%
Contemporary Amperex Technology Co. Ltd.	4.5%
Trip.com Group Ltd.	4.2%
Xiaomi Corporation	4.1%
East Money Information Co.,Ltd.	3.3%
BYD Company Limited	3.1%
Eastroc Beverage Group Co. Ltd.	2.9%
Yutong Bus Co. Ltd.	2.8%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	13.4%
Kweichow Moutai Co. Ltd.	5.0%
Meituan	4.5%
Contemporary Amperex Technology Co. Ltd.	4.5%
Trip.com Group Ltd.	4.2%
Xiaomi Corporation	4.1%
East Money Information Co.,Ltd.	3.3%
BYD Company Limited	3.1%
Eastroc Beverage Group Co. Ltd.	2.9%
Yutong Bus Co. Ltd.	2.8%

William Blair China Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair China Growth Fund
Class Name	Class R6
Trading Symbol	WRCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class R6	$ 99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.46% (net of fees) for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 16.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the benchmark

was primarily driven by an underweight allocation and stock selection within Financials, coupled with negative stock selection within Information Technology (“IT”).
TOP PERFORMANCE DETRACTORS
Within Financials,
AIA Group
was the largest detractor from performance. The company declined during the period following a spike in share prices late in the third quarter based on China’s monetary policy easing and the hopes for fiscal stimulus that has yet to meaningfully materialize.
Within IT,
Silergy
was a primary detractor from performance. Silergy is a multinational semiconductor company that specializes in designing and manufacturing power management integrated circuits. The stock’s performance was volatile during the period, with an initial surge in stock price in the beginning of the quarter on news of stimulus measures; however, the stock price ultimately fell despite solid earnings results during the quarter.
TOP PERFORMANCE CONTRIBUTORS
Partly offsetting the detractors from performance was the portfolio’s sector positioning, led by an underweight to Materials and stock selection within Consumer Staples, led by
Eastroc Beverage Group
.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class R6	10.46%	-16.85%
MSCI China All Shares Index (net)	16.38%	-7.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information
Net Assets	$ 1,728,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,728
Number of portfolio holdings	45
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	13.4%
Kweichow Moutai Co. Ltd.	5.0%
Meituan	4.5%
Contemporary Amperex Technology Co. Ltd.	4.5%
Trip.com Group Ltd.	4.2%
Xiaomi Corporation	4.1%
East Money Information Co.,Ltd.	3.3%
BYD Company Limited	3.1%
Eastroc Beverage Group Co. Ltd.	2.9%
Yutong Bus Co. Ltd.	2.8%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	13.4%
Kweichow Moutai Co. Ltd.	5.0%
Meituan	4.5%
Contemporary Amperex Technology Co. Ltd.	4.5%
Trip.com Group Ltd.	4.2%
Xiaomi Corporation	4.1%
East Money Information Co.,Ltd.	3.3%
BYD Company Limited	3.1%
Eastroc Beverage Group Co. Ltd.	2.9%
Yutong Bus Co. Ltd.	2.8%

William Blair Emerging Markets Debt Fund Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsDebt Fund
Class Name	Class I
Trading Symbol	WEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class I (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class I	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.06% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 6.54% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -1.69%.
Positive contributions came from all three “beta buckets,” (or risk categories) particularly the high-beta (higher-risk ) bucket. For this group, positive performance was the result of country allocation. Performance in the medium-beta (medium-risk) bucket was driven predominantly by positive security selection and in the low-beta (lower-risk) bucket was the result of both country allocation and security selection.
Higher-Risk Countries
Within the higher-risk country segment, overweight positioning contributed to outperformance, especially in Ukraine and Argentina. Conversely, positions in Venezuela and Ethiopia detracted from relative performance.
In
Ukraine
, our overweight position outperformed as assets rallied following the conclusion of bond restructuring and more recently, optimism around negotiations with Russia to bring the war to a conclusion.
In
Argentina
, the shock therapy employed by the Javier Milei administration to reduce the fiscal deficit and cool inflation has been better received in the country than we originally anticipated. Country selection was the main driver of performance.

Country selection added to performance, however being overweight more defensive securities subtracted from performance.
In
Venezuela
, our overweight position and security selection detracted from performance. As the outlook for regime change within Venezuela became less likely and the U.S. Congress adopted a more hawkish tone toward the regime, bonds underperformed. Additionally, our overweight position in PDVSA, the Venezuelan state-owned oil and natural gas company, slightly detracted from performance.
In
Ethiopia
,
we averaged a small overweight position for the 2024 year,

however, our underweight position in the second half of 2024 detracted marginally from performance as bonds rallied on the belief that the restructuring would deliver high recovery values.
Lower-Risk Countries
Within the lower-risk country segment, positions in China and Saudi Arabia contributed to performance. Conversely, positions in Paraguay and Trinidad and Tobago detracted from performance.
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns contributed to our outperformance. Amid tight valuations and a persistently weak domestic economy, spreads in China underperformed compared to other countries in the index.
In
Saudi Arabia
, our underweight positioning outperformed as U.S. Treasury yields rose and low-spread Saudi bonds showed high sensitivity to this move.
In
Paraguay
, our overweight position detracted slightly from performance as low-beta debt generally underperformed during the period.
In
Trinidad and Tobago
our overweight position hurt performance but was partially offset by security selection.

We remained overweight State-Owned Heritage Petroleum
Medium-Risk Countries
Within the medium-risk country segment, positions in Turkey and Mexico contributed to performance. Conversely, positions in Uzbekistan and Montenegro detracted from performance.
In
Turkey
, our overweight in a short dated supranational bond added to performance, with rates rallying amidst signs of disinflation and interest rate cuts. Our overweight position in a shorted high carry local government bond and a number of corporates also added to performance.
In
Mexico
, our overweight position in Pemex drove outperformance due to improved risk sentiment and the government seemed increasingly likely to continue supporting Pemex bonds in 2024 and beyond.
In
Uzbekistan
, our overweight position lost a small amount of outperformance as the pace of spread compression failed to keep pace of compression with the wider high yield market.
We lost a little performance through our marginal underweight in
Montenegro
as the bonds rallied strongly on EU accession hopes with 2028 targeted for full membership.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class I	9.06%	0.36%
Bloomberg Global Aggregate Index	-1.69%	-4.42%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	6.54%	-0.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 66,091,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 160,000
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 66,091
Number of portfolio holdings	245
Net advisory fees paid (in $000s)	$ 160
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S
&
P major rating category for presentation purposes only.
Top Ten Holdings
Argentine Government International Bond	3.1%
Egypt Government International Bond	2.9%
Petroleos Mexicanos	2.8%
Qatar Government International Bond	2.4%
Paraguay Government International Bond	2.1%
Romania Government International Bond	2.1%
Dominican Republic International Bond	2.1%
Ukraine Government International Bond	2.0%
South Africa Government International Bond	1.9%
Oman Government International Bond	1.8%
Geographic Diversification
Credit Quality

Largest Holdings [Text Block]
Top Ten Holdings
Argentine Government International Bond	3.1%
Egypt Government International Bond	2.9%
Petroleos Mexicanos	2.8%
Qatar Government International Bond	2.4%
Paraguay Government International Bond	2.1%
Romania Government International Bond	2.1%
Dominican Republic International Bond	2.1%
Ukraine Government International Bond	2.0%
South Africa Government International Bond	1.9%
Oman Government International Bond	1.8%

William Blair Emerging Markets Debt Fund Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsDebt Fund
Class Name	Class R6
Trading Symbol	WEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class R6 (the "Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.williamblairfunds.com/literature/forms . You can also request this information by contacting us at 1-800-742-7272.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://www.williamblairfunds.com/literature/forms
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class R6	$ 68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.14% (net of fees) for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 6.54% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned -1.69%.
Positive
contributions
came from all three “beta buckets,” (or risk categories) particularly the high-beta (higher-risk ) bucket. For this group, positive performance was the result of country allocation. Performance in the medium-beta (medium-risk) bucket was driven predominantly by positive security selection and in the low-beta (lower-risk) bucket was the result of both country allocation and security selection.
Higher-Risk Countries
Within the higher-risk country segment, overweight positioning contributed to outperformance, especially in Ukraine and Argentina. Conversely, positions in Venezuela and Ethiopia detracted from relative performance.
In
Ukraine
, our overweight position outperformed as assets rallied following the conclusion of bond restructuring and more recently, optimism around negotiations with Russia to bring the war to a conclusion.
In
Argentina
, the shock therapy employed by the Javier Milei administration to reduce the fiscal deficit and cool inflation has been better received in the country than we originally anticipated. Country selection was the main driver of performance.

Country selection added to performance, however being overweight more defensive securities subtracted from performance.
In
Venezuela
, our overweight position and security selection detracted from performance. As the outlook for regime change within Venezuela became less likely and the U.S. Congress adopted a more hawkish tone toward the regime, bonds underperformed. Additionally, our overweight position in PDVSA, the Venezuelan state-owned oil and natural gas company, slightly detracted from performance.
In
Ethiopia
,
we averaged a small overweight position for the 2024 year,

however, our underweight position in the second half of 2024 detracted marginally from performance as bonds rallied on the belief that the restructuring would deliver high recovery values.
Lower-Risk Countries
Within the lower-risk country segment, positions in China and Saudi Arabia contributed to performance. Conversely, positions in Paraguay and Trinidad and Tobago detracted from performance.
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns contributed to our outperformance. Amid tight valuations and a persistently weak domestic economy, spreads in China underperformed compared to other countries in the index.
In
Saudi Arabia
, our underweight positioning outperformed as U.S. Treasury yields rose and low-spread Saudi bonds showed high sensitivity to this move.
In
Paraguay
, our overweight position detracted slightly from performance as low-beta debt generally underperformed during the period.
In
Trinidad and Tobago
our overweight position hurt performance but was partially offset by security selection.

We remained overweight State-Owned Heritage Petroleum.
Medium-Risk Countries
Within the medium-risk country segment, positions in Turkey and Mexico contributed to performance. Conversely, positions in Uzbekistan and Montenegro detracted from performance.
In
Turkey
, our overweight in a short dated supranational bond added to performance, with rates rallying amidst signs of disinflation and interest rate cuts. Our overweight position in a shorted high carry local government bond and a number of corporates also added to performance.
In
Mexico
, our overweight position in Pemex drove outperformance due to improved risk sentiment and the government seemed increasingly likely to continue supporting Pemex bonds in 2024 and beyond.
In
Uzbekistan
, our overweight position lost a small amount of outperformance as the pace of spread compression failed to keep pace of compression with the wider high yield market.
We lost a little performance through our marginal underweight in
Montenegro
as the bonds rallied strongly on EU accession hopes with 2028 targeted for full membership.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class R6	9.14%	0.41%
Bloomberg Global Aggregate Index	-1.69%	-4.42%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	6.54%	-0.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.williamblairfunds.com/funds/total-returns for the most recent performance information.
Net Assets	$ 66,091,000
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 160,000
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 66,091
Number of portfolio holdings	245
Net advisory fees paid (in $000s)	$ 160
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentine Government International Bond	3.1%
Egypt Government International Bond	2.9%
Petroleos Mexicanos	2.8%
Qatar Government International Bond	2.4%
Paraguay Government International Bond	2.1%
Romania Government International Bond	2.1%
Dominican Republic International Bond	2.1%
Ukraine Government International Bond	2.0%
South Africa Government International Bond	1.9%
Oman Government International Bond	1.8%
Geographic Diversification
Credit Quality

Largest Holdings [Text Block]
Top Ten Holdings
Argentine Government International Bond	3.1%
Egypt Government International Bond	2.9%
Petroleos Mexicanos	2.8%
Qatar Government International Bond	2.4%
Paraguay Government International Bond	2.1%
Romania Government International Bond	2.1%
Dominican Republic International Bond	2.1%
Ukraine Government International Bond	2.0%
South Africa Government International Bond	1.9%
Oman Government International Bond	1.8%